Earnings Per Share (Calculation Of Basic And Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended														12 Months Ended
	Dec. 31, 2016	[1],[2]	Sep. 30, 2016	[3],[4]	Jun. 30, 2016	[4],[5]	Mar. 31, 2016 [6]	Dec. 31, 2015	[1],[2]	Sep. 30, 2015	[3],[4]	Jun. 30, 2015	[4],[5]	Mar. 31, 2015 [6]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings:
Earnings from continuing operations	$ 83.0		$ 93.6		$ 99.5		$ 91.0	$ 81.8		$ 96.2		$ 76.7		$ 73.3	$ 367.1	$ 328.0	$ 225.2
(Earnings) attributable to noncontrolling interest, net of tax	(0.1)		(0.1)		1.4		(1.6)	(1.3)		(0.9)		(0.8)		(1.1)	(0.4)	(4.1)	(3.2)
Net earnings from continuing operations attributable to Leggett & Platt common shareholders															366.7	323.9	222.0
Earnings (loss) from discontinued operations, net of tax	(1.3)		0.0		20.3		0.1	0.0		(0.1)		1.8		(0.5)	19.1	1.2	(124.0)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$ 81.6		$ 93.5		$ 121.2		$ 89.5	$ 80.5		$ 95.2		$ 77.7		$ 71.7	$ 385.8	$ 325.1	$ 98.0
Weighted average number of shares (in millions):
Weighted average number of common shares used in basic EPS															137.9	140.9	141.4
Dilutive effect of equity-based compensation															2.1	2.0	1.8
Weighted average number of common shares and dilutive potential common shares used in diluted EPS															140.0	142.9	143.2
Basic EPS attributable to Leggett & Platt common shareholders
Continuing operations (in dollars per share)	$ 0.61		$ 0.68		$ 0.73		$ 0.64	$ 0.57		$ 0.68		$ 0.54		$ 0.51	$ 2.66	$ 2.30	$ 1.57
Discontinued operations (in dollars per share)	(0.01)		0.00		0.15		0.00	0.00		0.00		0.01		0.00	0.14	0.01	(0.88)
Basic (in dollars per share)	0.60		0.68		0.88		0.64	0.57		0.68		0.55		0.51	2.80	2.31	0.69
Diluted EPS attributable to Leggett & Platt common shareholders
Continuing operations (in dollars per share)	0.60		0.67		0.72		0.63	0.57		0.67		0.53		0.50	2.62	2.27	1.55
Discontinued operations (in dollars per share)	(0.01)		0.00		0.15		0.00	0.00		0.00		0.01		0.00	0.14	0.01	(0.87)
Diluted (in dollars per share)	$ 0.59		$ 0.67		$ 0.87		$ 0.63	$ 0.57		$ 0.67		$ 0.54		$ 0.50	$ 2.76	$ 2.28	$ 0.68
Other information:
Anti-dilutive shares excluded from diluted EPS computation															0.0	0.0	0.0

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246M0Q0RTJCNTUxNEI2NTJCQkFCRjlDODUxRjdFQjg4QTcM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QkRGODJFQzJFOTlBNUI4QjkzNDRGRjIzMkIzQTEzMzAM}
[3]	Fourth quarter 2015 Earnings from continuing operations include a $12 charge associated with a lump sum pension buyout and $4 in charges associated with litigation accruals (Note L and Note S)
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QzVDRjVFQTMwMzM4NTY5REE0RDRDN0ZGOUEzM0Y1NEUM}
[5]	Fourth quarter 2016 Earnings from continuing operations include $16 associated with the gain on sale of a business
[6]	Second quarter 2016 Earnings from continuing operations include a gain of $7 associated with litigation accruals (Note S); $11 gain associated with the sale of a business; and a $4 charge from CVP impairment (Note C)